LOANS TO THIRD PARTIES (Details)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
LOANS TO THIRD PARTIES
Working fund to third party companies	¥ 208,928,370	$ 28,749,500	¥ 123,055,874
Loans to third parties	¥ 208,928,370	$ 28,749,500	¥ 123,055,874